Lease - Schedule of Company’s Leases (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Company’s Leases [Abstract]
Operating lease right-of-use assets	$ 471,908	$ 571,547
Operating lease liabilities	$ 487,869	$ 586,858
Weighted-average remaining term - operating lease	1 year 3 months 29 days	1 year 10 months 17 days
Weighted-average discount rate - operating lease	3.50%	3.50%